Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communication Services - 8.3%
Comcast Corp. - Class A	1,279,019	$36,720,635
Omnicom Group, Inc.	597,135	44,970,237
		81,690,872

Consumer Discretionary - 5.2%
eBay, Inc.	561,737	51,129,302

Consumer Staples - 4.4%
Kimberly-Clark Corp.	274,624	26,492,977
Sysco Corp.	241,432	17,221,345
		43,714,322

Financials - 20.6%
American Express Co.	86,604	26,195,978
Ameriprise Financial, Inc.	94,577	42,030,019
Blackrock, Inc.	17,545	16,873,202
Carlyle Group, Inc.	218,033	10,550,617
Chubb Ltd.	143,967	46,923,164
Marsh & McLennan Cos., Inc.	115,855	20,095,050
SEI Investments Co.	261,028	20,482,867
Wells Fargo & Co.	257,441	20,494,878
		203,645,775

Health Care - 19.1%
Amgen, Inc.	83,573	29,405,160
Becton Dickinson & Co.	125,404	19,717,271
Cencora, Inc.	21,486	6,749,612
Elevance Health, Inc.	119,255	34,911,902
Medtronic PLC	552,131	47,842,151
Merck & Co., Inc.	420,359	50,564,984
		189,191,080

Industrials - 17.2%
Cummins, Inc.	48,049	25,851,323
Flowserve Corp.	296,232	21,776,014
Masco Corp.	441,160	26,632,829
Union Pacific Corp.	141,925	34,433,844
Westinghouse Air Brake Technologies Corp.	243,850	60,940,553
		169,634,563

Information Technology - 18.3%
Amdocs Ltd.	652,557	42,585,870
Applied Materials, Inc.	59,763	20,426,396
Gen Digital, Inc.	1,533,726	28,880,060
NetApp, Inc.	482,513	49,404,506
QUALCOMM, Inc.	307,408	39,588,002
		180,884,834

Materials - 5.0%
PPG Industries, Inc.	462,686	49,451,880
TOTAL COMMON STOCKS (Cost $736,797,436)		969,342,628

SHORT-TERM INVESTMENTS - 2.6%	Shares	Value
Money Market Funds – 2.6% First American Government Obligations Fund - Class Z, 3.54% (a)	25,972,213	25,972,213
TOTAL SHORT-TERM INVESTMENTS (Cost $25,972,213)		25,972,213

TOTAL INVESTMENTS - 100.7% (Cost $762,769,649)		995,314,841
Liabilities in Excess of Other Assets - (0.7)%		(6,556,046)
TOTAL NET ASSETS - 100.0%		$988,758,795

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory - Beutel Goodman Large-Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$969,342,628	$–	$–	$969,342,628
Money Market Funds	25,972,213	–	–	25,972,213
Total Investments	$995,314,841	$–	$–	$995,314,841

Refer to the Schedule of Investments for further disaggregation of investment categories.